Commitments and contingencies	12 Months Ended
Dec. 31, 2024
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	Commitments and contingencies:
(a)Operating leases:
As at December 31, 2024, the commitment under operating leases for vessels is $63,511,000 for 2025 to 2029 and for other leases is $371,000 for the year 2025. Total commitments under these leases are as follows:

2025	$14.2
2026	14.1
2027	15.4
2028	14.4
2029	5.8
Thereafter	—
$63.9
For operating leases indexed to benchmark rates, commitments under these leases are calculated using the SOFR rate in place as at December 31, 2024 for the Company.
(b)Vessels under construction:
In June 2024, the Company entered into 27 shipbuilding contracts (note 8). Four of these contracts were immediately novated to a customer and the Company has no ongoing obligations with respect to these vessels. Of the remaining 23 newbuild vessel contracts, 13 of these contracts were thereafter novated to certain nominees and upon delivery, these 13 newbuilds will be chartered by the Company from such nominees under bareboat charters. The vessels will be delivered between 2027 through 2028 and each vessel will commence a long term charter upon delivery.
The total commitment in relation to these bareboat charter agreements is $2,912,211,000.
As at December 31, 2024, the Company had entered into agreements to acquire 37 vessels (2023 – 40 vessels).
The Company has outstanding commitments for the remaining installment payments as follows (1):

2025	$185.9
2026	698.0
2027	1,279.6
2028	1,172.9
2029	116.1
Thereafter	2,756.3
Total	$6,208.8
(1)Includes $747,000,000 (5,450,000,000 RMB) for six vessels, which were signed in October 2024 and had their first draw in November 2024. The vessels will be delivered between 2026 through 2028.